UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from

August 1, 2019 to August 31, 2019

Commission File Number of issuing entity:

333-115582, 333-130782-02, 333-158937-01, 333-189041-01

Central Index Key Number of issuing entity:

0001290200

Wells Fargo Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-115582-03, 333-130782, 333-158937, 333-189041

Central Index Key Number of depositor:

0001290205

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0001185251

Wells Fargo Commercial Distribution Finance, LLC

(Exact name of sponsor as specified in its charter)

John E. Peak (312) 824-0824

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2015-2 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒      No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-2 (the “2015-2 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-2 Notes was offered in the 2015-2 Prospectus: Class A.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by Wells Fargo Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period August 1, 2019 through August 31, 2019.

The Securitizer filed its most recent Form ABS-15G on February 6, 2019. The CIK number of the Securitizer is 0001290205.

The Issuing Entity’s Monthly Noteholder’s Statements are made available to the public on the SEC Internet site (http://www.sec.gov) and are available, at no cost, by writing Wells Fargo Bank, N.A., as Administrator, 5595 Trillium Boulevard, Hoffman Estates, Illinois 60192, Attention: Manager of Securitization.

The following tables summarize the loss experience in the trust portfolio for the one month ended August 31, 2019 and the charge-off rate in the trust portfolio for the prior collection period, the second prior collection period, the third prior collection period and the fourth prior collection period. Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio of any subsequent time.

The principal balances of the applicable receivables used in the calculation of the data reflected in the tables and text set forth below are based on the data collected by Wells Fargo Commercial Distribution Finance, LLC’s (“CDF’s”) information management systems. Certain manual inputs and adjustments are made to this data for monthly investor reporting purposes, and as a result the principal balances of the receivables used to calculate the data reflected in such tables and text, as of any relevant date or for any relevant period, may be greater than the balance of principal receivables reflected in investor reports as of a corresponding date or for a corresponding period. These manual inputs and adjustments primarily relate to manufacturer discount amounts and manual charge-offs. The difference between the balance of principal receivables derived from CDF’s information management systems and the principal balance of the receivables after giving effect to the manual inputs and adjustments is less than 1% for all dates and periods covered by the tables below.

Loss Experience in the Trust Portfolio

1 Month Ended August 31, 2019

Average Receivables Balance	5,672,000,973.32

Gross Charge-Offs	2,412,499.61

Recoveries(1)	103,702.52

Gross Charge-Offs Less Recoveries	2,308,797.09

Gross Charge-Offs Less Recoveries as a percentage of Average

Total Receivables Outstanding (annualized)	0.49%

Number of Accounts that Experienced a Recovery	82

Number of Accounts that Experienced a Net Loss	11

Gross Charge-Offs Less Recoveries divided by Number of Accounts that Experienced a Net Loss	209,890.64

(1) “Recoveries” mean amounts subsequently collected with respect to previously charged-off amounts

For purposes of the preceding table, “Average Receivables Balance” for the one month period ended on August 31, 2019 is calculated as an average of the month-end principal balances of the receivables in the trust portfolio (excluding any receivable arising in an account that has been charged off in whole or in part) for the one month in such period and the month preceding such period.

Charge-Off Rate for prior Collection Period	0.49%

Charge-Off Rate for second prior Collection Period	0.07%

Charge-Off Rate for third prior Collection Period	-0.01%

Charge-Off Rate for fourth prior Collection Period	0.02%

ITEM 1A – Asset Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2015-2 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2015-2 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 30, 2019

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name:	John E. Peak
Title:	Senior Officer in Charge of Securitization